UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09395

Third Avenue Variable Series Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 284.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 280.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940, as amended (the “Act”), is as follows:

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments
at September 30, 2009
(Unaudited)

	Principal Amount ($)	Issues	Value (Note 1)

Corporate Bonds - 5.72%

Consumer Products - 0.40%	1,031,033	Home Products International, Inc., 2nd Lien, Convertible, PIK,
		6.000%, due 3/20/17 (a)	$943,601

Financial Insurance - 2.29%	12,000,000	MBIA Insurance Corp., 14.000%, due 1/15/33 (c) (e)	5,460,000

Financial Services - 0.80%	1,975,000	GMAC LLC, 7.250%, due 3/2/11	1,898,704

Home Development - 0.64%	1,750,000	Standard Pacific Corp., 6.250%, due 4/1/14	1,531,250

Telecommunications - 1.21%	5,000,000	Nortel Networks, Ltd., 10.125%, due 7/15/13 (Canada) *	2,900,000

U.S. Real Estate Operating	1,000,000	Forest City Enterprises, Inc., 3.625%, due 10/15/11	912,500

Companies - 0.38%

		Total Corporate Bonds
		(Cost $16,323,531)	13,646,055

	Shares

Common Stocks - 86.64%
Annuities & Mutual Fund	239,000	Bank of New York Mellon Corp. (The)	6,928,610

Management & Sales - 2.90%

Automotive - 8.56%	744,300	Toyota Industries Corp. (Japan)	20,438,918

Consumer Products - 0.00%#	33,915	Home Products International, Inc. (a) (b)	1,696

Depository Institutions - 0.08%	96,000	Chong Hing Bank, Ltd. (Hong Kong)	185,310

Diversified Operations - 8.77%	433,137	Brookfield Asset Management, Inc., Class A (Canada)	9,836,541
	2,090,967	Wharf (Holdings), Ltd. (The) (Hong Kong)	11,102,289

			20,938,830

Electronics Components - 1.13%	225,913	AVX Corp.	2,695,142

Financial Insurance - 3.09%	1,075,000	Ambac Financial Group, Inc. (b)	1,806,000
	718,492	MBIA, Inc. (b)	5,575,498

			7,381,498

Holding Companies - 22.21%	2,042,000	Cheung Kong Holdings, Ltd. (Hong Kong)	25,913,471
	232,000	Guoco Group, Ltd. (Hong Kong) (f)	2,454,694
	455,000	Investor AB, Class A (Sweden)	8,027,857
	90,800	Jardine Matheson Holdings, Ltd. (Hong Kong) (f)	2,760,320
	15,000	Pargesa Holding SA (Switzerland)	1,295,474
	116,927	RHJ International (Belgium) (b)	853,819
	3,575,000	Wheelock & Co., Ltd. (Hong Kong)	11,716,699

			53,022,334

Home Development - 0.64%	43,700	MDC Holdings, Inc.	1,518,138

Manufactured Housing - 0.11%	7,244	Cavco Industries, Inc. (b)	257,162

Non-U.S. Real Estate Operating	1,085,000	Hang Lung Group, Ltd. (Hong Kong)	5,431,965
Companies - 16.84%	1,200,000	Hang Lung Properties, Ltd. (Hong Kong)	4,420,617
	4,613,000	Henderson Land Development Co., Ltd. (Hong Kong)	30,356,320

			40,208,902

Oil & Gas	87,500	Cimarex Energy Co.	3,790,500
Production & Services - 6.61%	34,000	EnCana Corp. (Canada)	1,958,740
	480,000	Nabors Industries, Ltd. (Bermuda) (b)	10,032,000

			15,781,240

Steel & Specialty Steel - 6.24%	143,200	POSCO, ADR (South Korea)	14,884,208

Telecommunications - 2.07%	790,395	Sycamore Networks, Inc. (b)	2,386,993
	368,100	Tellabs, Inc. (b)	2,547,252

			4,934,245

U.S. Real Estate Operating	563,809	Forest City Enterprises, Inc., Class A (b)	7,538,126
Companies - 4.69%	142,008	Tejon Ranch Co. (b)	3,646,765

			11,184,891

Utilities, Utility Service Companies	379,400	Covanta Holding Corp. (b)	6,449,800

& Waste Management - 2.70%
		Total Common Stocks
		(Cost $213,652,984)	206,810,924

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments (continued)
at September 30, 2009
(Unaudited)

	Partnership Units	Issues	Value (Note 1)

Limited Partnerships - 0.16%
Infrastructure - 0.16%	22,819	Brookfield Infrastructure Partners L.P. (g)	$375,601

		Total Limited Partnerships
		(Cost $448,925)	375,601

	Principal Amount ($)

Short Term Investments - 7.31%
Repurchase Agreement - 3.96%	9,452,677	JPMorgan Securities, Inc., 0.01%, dated 9/30/09, due 10/1/09 (d)	9,452,677

U.S. Government Obligations - 3.35%	8,000,000	U.S. Treasury Bills, 0.18%-0.25%‡, due 10/29/09-1/28/10	7,998,106

		Total Short Term Investments
		(Cost $17,448,766)	17,450,783

		Total Investment Portfolio - 99.83%
		(Cost $247,874,206)	238,283,363

		Other Assets less Liabilities - 0.17%	407,320

		NET ASSETS - 100.00%
		(Applicable to 18,361,702 shares outstanding)	$238,690,683

		NET ASSET VALUE PER SHARE	$13.00

Notes:
(a)	Fair-valued security.
(b)	Non-income producing security.
(c)	Variable rate security.
(d)	Repurchase agreement collateralized by U.S. Treasury Bond, par value $8,975,000, due 8/15/39, value $9,729,169.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f)	Incorporated in Bermuda.
(g)	Bermuda exempted limited partnership.
*	Issuer in default.
#	Amount represents less than 0.01% of total net assets.
‡	Annualized yield at date of purchase.
ADR: American Depository Receipt.
PIK: Payment-in-kind.

Country Concentration

% of Net Assets

Hong Kong	39.53%
United States	30.88
Japan	8.56
South Korea	6.24
Canada	6.16
Bermuda	4.20
Sweden	3.36
Switzerland	0.54
Belgium	0.36

Total	99.83%

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments
September 30, 2009
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Variable Series Trust (the “Trust”) is an open-end, non-diversified management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series, Third Avenue Value Portfolio (the “Portfolio”).

Accounting policies:

The policies described below are followed consistently by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Security valuation:

Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Portfolio’s net asset value is calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At September 30, 2009, such securities had a total fair value of $945,297 or 0.40% of net assets. Among the factors considered by the Trust’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Portfolio’s beneficial ownership of the issuer’s common stock and debt securities, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Portfolio are not expected to incur any material future registration costs.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the valuation of the Portfolio’s investments as of September 30, 2009 is as follows:

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
September 30, 2009
(Unaudited)

Valuation Inputs	Investments in Securities (Market Value)

Level 1: Quoted Prices
Common Stocks	$206,809,228
Limited Partnerships	375,601
Level 2: Other Significant Observable Inputs
Corporate Bonds	12,702,454
Short Term Investments:
Repurchase Agreement	9,452,677
U.S. Government Obligations	7,998,106
Level 3: Significant Unobservable Inputs
Common Stocks*	1,696
Corporate Bonds	943,601

Total Market Value of Investments	$238,283,363

* Security is listed under Consumer Products in the Portfolio of Investments.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stock	Corporate Bond

Balance as of 12/31/08 (fair value)	$1,696	$943,741
Change in unrealized appreciation/(depreciation) †	—	(59,146)
Payment-in-kind interest	—	59,006

Balance as of 9/30/09 (fair value)	$1,696	$943,601

† Net change in unrealized appreciation/(depreciation) during the period on Level 3 investments held at September 30, 2009.

Repurchase agreements:

The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio’s custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Security transactions:

Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.
•	Investment transaction: At the prevailing rates of exchange on the date of such transactions.

2. INVESTMENTS

The following information is based upon the book basis of investments securities as of September 30, 2009:

Gross unrealized appreciation	$23,278,722
Gross unrealized depreciation	(32,869,565)

Net unrealized depreciation	$(9,590,843)

Aggregate book cost	$247,874,206

For additional information regarding the accounting policies of the Portfolio, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act) were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Third Avenue Variable Series Trust

By:	/s/ David M. Barse

Name:	David M. Barse

Title:	Principal Executive Officer

Date:	November 3, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse

Name:	David M. Barse

Title:	Principal Executive Officer

Date:	November 3, 2009

By:	/s/ Vincent J. Dugan

Name:	Vincent J. Dugan

Title:	Principal Financial Officer

Date:	November 3, 2009